Financial risk management - Summary of Financial Instruments Exposed to Credit Risk by Economic Sectors (Detail) - Gross carrying amount - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 1,919,768	S/ 1,714,641
Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	20,377,804	20,912,184
Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	458,268	444,878
Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	68,651,928	63,289,130
Consumer loans [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	15,094,313	16,354,337
Government of Peru | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	8,466,916	8,239,321
Government of Peru | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,698,395	3,307,309
Mortgage loans | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,579,426	9,844,293
Commercial and micro-business loans | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,236,695	804,212
BCRP | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,113,925	3,448,984
BCRP | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	7,951,226	5,926,921
Financial services | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,693,571	1,450,713
Financial services | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,672,720	1,609,137
Financial services | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	126,594	121,083
Financial services | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	6,530,688	5,834,322
Manufacturing | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	87,764	79,551
Manufacturing | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	797,082	807,805
Manufacturing | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	171,920	119,938
Manufacturing | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,155,680	4,513,506
Mining | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,792	1,079
Mining | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,234,867	1,125,295
Mining | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,436,753	1,333,655
Construction and infrastructure | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	17,203	2,915
Construction and infrastructure | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,501,203	2,566,009
Construction and infrastructure | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	38,640	31,917
Construction and infrastructure | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	772,165	559,070
Communications, storage and transportation | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	55,385	126,455
Communications, storage and transportation | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	654,287	496,130
Communications, storage and transportation | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	37,640	78,384
Communications, storage and transportation | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,946,274	1,249,526
Agriculture | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	87	989
Agriculture | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	27,286	26,339
Agriculture | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,714	2,806
Agriculture | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,393,311	1,894,430
Electricity, gas, water and oil | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	12,820	14,561
Electricity, gas, water and oil | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,685,411	1,698,582
Electricity, gas, water and oil | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	74,750	81,438
Electricity, gas, water and oil | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	157,841	936,836
Commerce | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	15,754	1,144
Commerce | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	508,195	224,148
Commerce | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	414,063	3,791,306
Professional, scientific and technical activities | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		841
Professional, scientific and technical activities | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	214,358	207,340
Professional, scientific and technical activities | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	714,871	4,385,889
Leaseholds and real estate activities | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,980	15,751
Leaseholds and real estate activities | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	187,953	184,898
Leaseholds and real estate activities | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		5,707
Leaseholds and real estate activities | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	448,839	590,501
Community services | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	611	871
Community services | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	7,509	4,710
Community services | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	540,084	594,254
Education, health and other services | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	540	2
Education, health and other services | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	94,202	99,097
Education, health and other services | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	213,206	240,736
Medicine and biotechnology | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	36,138	31,367
Medicine and biotechnology | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	190,510	450,704
Public administration and defense | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	21,894	16,075
Public administration and defense | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	91,702	41,187
Public administration and defense | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	7,885	42,714
Fishing | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,010	3,605
Fishing | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	79,112	600,848
Foreign governments | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	67,468	89,007
Insurance | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	363	3,694
Insurance | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	12,075	8,501
Insurance | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,728	2,034
Others | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4
Others | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,507	4,327
Others | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 85,863	S/ 31,727